Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Activity, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 14,204	$ 23,723	$ 12,861
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price	$ 5.25
Share-based compensation expense	$ 12,547	23,037	7,595
Unrecognized compensation expenses	$ 6,377
Unrecognized compensation expenses, weighted average period for recognition (in years)	1 year 5 months 16 days
Total fair values of share options vested	$ 28,530	21,710	9,682
Total intrinsic value of options exercised	$ 33,180	$ 11,136	$ 15,174